(Temporarily Impaired Securities) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Debt Securities, Available-for-sale [Line Items]
Temporarily Impaired Securities, Less than 12 Months, Fair Value	$ 1,011	$ 458
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	251	170
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	1,262	628
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months	(75)	(6)
Available-for-sale Securities, Continuous Unrealized Loss Position, More than 12 Months	(11)	(8)
Available-for-sale Securities, Continuous Unrealized Position	(86)	(14)
Cost method investments, aggregate cost	204
Net unrealized gain recognized in equity securities	7
Government debt
Debt Securities, Available-for-sale [Line Items]
Temporarily Impaired Securities, Less than 12 Months, Fair Value	287	295
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	187	151
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	474	446
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months	(17)	(4)
Available-for-sale Securities, Continuous Unrealized Loss Position, More than 12 Months	(6)	(7)
Available-for-sale Securities, Continuous Unrealized Position	(23)	(11)
Corporate bonds
Debt Securities, Available-for-sale [Line Items]
Temporarily Impaired Securities, Less than 12 Months, Fair Value	724	163
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	64	19
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	788	182
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months	(58)	(2)
Available-for-sale Securities, Continuous Unrealized Loss Position, More than 12 Months	(5)	(1)
Available-for-sale Securities, Continuous Unrealized Position	(63)	(3)
Equity securities
Debt Securities, Available-for-sale [Line Items]
Equity securities	$ 16	$ 140